Derivative instruments and hedging activities (Tables)	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		September 30,	December 31,	September 30,	December 31,
	Balance sheet location	2018	2017	2018	2017
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$701	$90	$55,410	$22,036
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	172	263	11,714	13,169
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(149)	(921)	29,445	65,668
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(189)	-	13,303	-
		$535	$(568)	$109,872	$100,873